Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.85975%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$696,000.19

Principal:
Principal Collections	$16,089,614.31
Prepayments in Full	$6,461,135.78
Liquidation Proceeds	$134,498.48
Recoveries	$130,125.01
Sub Total	$22,815,373.58
Collections	$23,511,373.77

Purchase Amounts:
Purchase Amounts Related to Principal	$331,890.86
Purchase Amounts Related to Interest	$1,410.25
Sub Total	$333,301.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,844,674.88

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,844,674.88
Servicing Fee	$310,402.99	$310,402.99	$0.00	$0.00	$23,534,271.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,534,271.89
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,534,271.89
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,534,271.89
Interest - Class A-3 Notes	$139,068.39	$139,068.39	$0.00	$0.00	$23,395,203.50
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$23,178,403.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,178,403.50
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$23,090,390.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,090,390.17
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$23,027,248.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,027,248.17
Regular Principal Payment	$21,416,985.04	$21,416,985.04	$0.00	$0.00	$1,610,263.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,610,263.13
Residual Released to Depositor	$0.00	$1,610,263.13	$0.00	$0.00	$0.00
Total		$23,844,674.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,416,985.04
Total					$21,416,985.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,416,985.04	$47.44	$139,068.39	$0.31	$21,556,053.43	$47.75
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$21,416,985.04	$13.63	$507,023.72	$0.32	$21,924,008.76	$13.95

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$99,929,380.75	0.2213275	$78,512,395.71	0.1738923
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$314,019,380.75	0.1997846	$292,602,395.71	0.1861587

Pool Information
Weighted Average APR	2.260%	2.254%
Weighted Average Remaining Term	27.08	26.29
Number of Receivables Outstanding	31,580	30,613
Pool Balance	$372,483,583.32	$349,144,122.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$345,455,120.44	$324,038,135.40
Pool Factor	0.2168093	0.2032243

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$25,105,986.64
Targeted Overcollateralization Amount	$56,541,726.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,541,726.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$322,321.85
(Recoveries)		138	$130,125.01
Net Loss for Current Collection Period			$192,196.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6192%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6315%
Second Prior Collection Period			0.6452%
Prior Collection Period			0.8787%
Current Collection Period			0.6392%
Four Month Average (Current and Prior Three Collection Periods)			0.6986%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,636	$14,856,880.78
(Cumulative Recoveries)			$2,568,165.24
Cumulative Net Loss for All Collection Periods			$12,288,715.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7153%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,086.05
Average Net Loss for Receivables that have experienced a Realized Loss			$3,379.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	450	$6,558,679.36
61-90 Days Delinquent	0.25%	53	$856,369.43
91-120 Days Delinquent	0.06%	9	$216,807.81
Over 120 Days Delinquent	0.27%	43	$932,164.49
Total Delinquent Receivables	2.45%	555	$8,564,021.09

Repossession Inventory:
Repossessed in the Current Collection Period		18	$236,001.69
Total Repossessed Inventory		34	$579,159.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2522%
Prior Collection Period			0.2597%
Current Collection Period			0.3430%
Three Month Average			0.2850%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5744%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer